Summary of Significant Accounting Policies - Schedule of Revenue Classified by the Major Geographic Areas (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	$ 44,172				$ 51,467
FaceBank Group, Inc Pre-Merger [Member]
Total		$ 7,295					$ 4,271
FaceBank Group, Inc Pre-Merger [Member] | Europe [Member]
Total							4,049
FaceBank Group, Inc Pre-Merger [Member] | United States [Member]
Total							$ 222